OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Operating results of operating segments are reviewed by the Company's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segments and to assess their performance. Each individual operating mine site is considered to be a reportable operating segment for financial reporting purposes.

In connection with the acquisition of Alacer, the Company added Çöpler as a new operating segment for the year ended December 31, 2020. Çöpler is an operating mine site, therefore it is considered a reportable segment for financial reporting purposes.
25.OPERATING SEGMENTS (continued)

The following is a summary of the reported amounts of income from mine operations, operating income (loss), income (loss) before income taxes and the carrying amounts of assets and liabilities by operating segment:

Year ended and at December 31, 2020	Çöpler (1)	Marigold	Seabee	Puna (2)	Exploration, evaluation and development properties	Other reconciling items (3)	Total
Revenue	$205,536	$409,798	$135,230	$102,525	$—	$—	$853,089
Production costs	(120,618)	(196,409)	(41,308)	(60,317)	—	—	(418,652)
Depletion and depreciation	(34,053)	(47,844)	(28,233)	(15,665)	—	—	(125,795)
Cost of sales	(154,671)	(244,253)	(69,541)	(75,982)	—	—	(544,447)
Income from mine operations	50,865	165,545	65,689	26,543	—	—	308,642

Exploration, evaluation and reclamation (expense) recovery	(3,558)	(2,462)	(6,108)	2,144	(11,874)	(539)	(22,397)
Care and maintenance expense (4)	—	—	(13,643)	(15,950)	—	—	(29,593)
Transaction and integration expense	—	—	—	—	—	(20,813)	(20,813)
Operating income (loss)	47,213	162,648	45,811	11,222	(11,874)	(52,307)	202,713
Income (loss) before income tax	41,253	159,641	46,304	(2,410)	(12,678)	(50,789)	181,321
As at December 31, 2020
Total assets	$2,486,927	$642,106	$455,249	$241,079	$1,038,498	$381,127	$5,244,986
Non-current assets	2,030,998	277,196	311,552	143,694	1,036,507	20,517	3,820,464
Total liabilities	(735,225)	(121,328)	(90,780)	(50,130)	(29,710)	(277,910)	(1,305,083)

Year ended and at December 31, 2019	Marigold	Seabee	Puna (2)	Exploration, evaluation and development properties	Other reconciling items (3)	Total
Revenue	$315,320	$146,141	$145,389	$—	$—	$606,850
Production costs	(183,782)	(48,470)	(97,558)	—	—	(329,810)
Depletion and depreciation	(52,291)	(36,368)	(17,498)	—	—	(106,157)
Cost of sales	(236,073)	(84,838)	(115,056)	—	—	(435,967)
Income from mine operations	79,247	61,303	30,333	—	—	170,883

Exploration, evaluation and reclamation expense	(4,139)	(8,511)	(818)	(3,501)	(647)	(17,616)
Operating income (loss)	73,829	52,371	27,578	(3,549)	(27,891)	122,338
Income (loss) before income tax	58,269	40,851	12,652	(2,937)	(22,706)	86,129

Total assets	$524,113	$484,750	$270,633	$115,191	$355,420	$1,750,107
Non-current assets	249,962	310,578	155,049	114,327	20,529	850,445
Total liabilities	(119,413)	(97,131)	(70,676)	(6,216)	(322,717)	(616,153)
(1)The reported statements of income amounts reflect results from the date of acquisition of Alacer on September 16, 2020 through December 31, 2020 (note 4(a)).
(2)Cost of sales at Puna include a write-down of metal inventories to NRV of $8.6 million for the year ended December 31, 2020 (December 31, 2019 - $3.6 million).
(3)Other reconciling items refer to items that are not reported as part of segment performance as they are managed on a corporate basis.
25.OPERATING SEGMENTS (continued)

(4)On March 20, 2020 and March 25, 2020, due to the COVID-19 pandemic, the Company temporarily suspended operations at Puna and Seabee, respectively. From and after such dates, the Company continued to perform care and maintenance activities and incurred incremental costs as a result. These incremental costs do not relate to producing or selling metal concentrate or gold, and therefore they have been identified and presented separately within operating income (loss).

Revenue by metal
Çöpler, Marigold and Seabee produce gold in doré form. Doré is unrefined gold bullion bars usually consisting of in excess of 90% gold that is refined to pure gold bullion. The Company mainly sells gold bullion to customers, which are typically bullion banks. Puna produces silver-lead and zinc concentrates, which are sold to smelters or traders for further refining. During 2020, revenues from two customers included within the Marigold and Seabee operating segments accounted for 45% and 14% (2019 - 37% and 17%) of the Company's total revenues, respectively, and revenues from one customer included within the Çöpler operating segment accounted for 24% (2019 - nil) of the Company's total revenues. The following table provides a summary of revenue by metal:

Years ended December 31	2020	2019
Gold	88%	76%
Silver	10%	19%
Lead	1%	3%
Zinc	1%	2%
	100%	100%

Non-current assets
The following table provides a summary of non-current assets, excluding financial instruments and deferred income taxes, by location:

At December 31	2020	2019
Turkey	$2,902,093	$—
Canada	323,599	326,272
United States	318,036	285,686
Argentina	143,695	154,986
Mexico	67,677	67,160
Peru	11,244	607
	$3,766,344	$834,711
Impairment assessment - Puna
At December 31, 2019, the Company performed an assessment of Puna to identify indicators of potential impairment. The Company determined that there was an indicator of potential impairment on the $141.9 million carrying amount of Puna, which resulted in the Company assessing the recoverable amount of the CGU. The recoverable amount of the Puna CGU was determined to be the FVLCTD, which is based upon the estimated future after-tax cash flows of the CGU. The cash flows were determined based on cash flow projections over the projection period of 2020 to 2026, which incorporate management's estimates of metal prices, production based on current estimates of Mineral Reserves and future operating costs and capital expenditures. The Company used a long-term silver price of $17.81 per ounce in the cash flow projections, based on market consensus forecasts. Projected cash flows under the FVLCTD model are after-tax and discounted at 9.3% using the Company's estimated weighted average cost of capital adjusted for project and country specific risks. The Company concluded that the FVLCTD exceeded the carrying amount of the Puna CGU and therefore, no impairment was required. Additionally, the Company performed a sensitivity analysis over the inputs determined to be most sensitive within the FVLCTD model. The average silver price would have had to decrease by more than approximately 15.0% for Puna to be impaired.